Basis of Presentation and Summary of Significant Accounting Policies - Concentration Risk (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue Benchmark | Customer Concentration Risk | Largest Licensee
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	16.00%	12.00%	16.00%